Subsequent Events (Details)	3 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Flat Rate Brokerage Fee [Abstract]
Annual flat rate brokerage fees for the Partnerships (in hundredths)	3.60%	4.60%
Subsequent Events - Separated Payable [Member] | General Partner [Member]
Effective October 1, 2014 fees [Abstract]
Future flat rate administrative fee, annual (in hundredths)	1.60%
Subsequent Events - Separated Payable [Member] | Morgan Stanley Wealth Management [Member]
Effective October 1, 2014 fees [Abstract]
Future placement agent fee, annual (in hundredths)	2.00%